UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Origen Financial, Inc.

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): October 18, 2013

Commission File Number of securitizer: 000-50721

Central Index Key Number of securitizer: 0001268039

W. Anderson Geater, Jr.

(248) 746-7000

Name and telephone number, including area code, of the person to contact in connection with this filing.

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Origen Financial, Inc. (the “Securitizer”) acted as the sponsor for the following series of asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period:

Origen Manufactured Housing Contract Trust 2004-B

Origen Manufactured Housing Contract Trust 2005-A

Origen Manufactured Housing Contract Trust 2005-B

Origen Manufactured Housing Contract Trust 2006-A

Origen Manufactured Housing Contract Trust 2007-A

Origen Manufactured Housing Contract Trust 2007-B

There is no activity to report for such asset-backed securities under the requirements of Rule 15Ga-1(a) for the related period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ORIGEN FINANCIAL, INC. (Securitizer)

Date: October 18, 2013	By:	/s/ W. Anderson Geater, Jr.
W. Anderson Geater, Jr. Chief Financial Officer and Secretary